Investments (excluding Consolidated Investment Entities) - Net Investment Income (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 1,200.1	$ 1,278.2	$ 4,705.3	$ 4,980.9	$ 5,007.7
Less: Investment expenses	1.4	0.8	7.4	12.1	20.7
Net investment income	1,198.7	1,277.4	4,697.9	4,968.8	4,987.0
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	1,012.6	1,084.1	4,184.0	4,402.1	4,374.3
Investments in fixed maturities not producing income	0.2		0.3	0.2
Equity securities, available-for-sale
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	2.6	3.2	17.7	27.3	30.1
Mortgage loans on real estate
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	118.2	123.7	500.0	500.0	496.7
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	29.9	30.7	121.5	125.6	135.5
Short-term investments and cash equivalents
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	0.9	0.8	5.4	6.7	(3.5)
Other
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income	$ 35.9	$ 35.7	$ (123.3)	$ (80.8)	$ (25.4)